Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of Plan Assets [Abstract]
Investments in listed and unlisted equity securities	86.00%	96.00%
Temporary cash investments	12.00%	3.00%
Debt and fixed income securities	2.00%	1.00%
Net investments	100.00%	100.00%